Portfolio of Investments
Variable Portfolio – U.S. Flexible Growth Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 60.8%
	Shares	Value ($)
U.S. Large Cap 60.8%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	2,887,162	228,259,016
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	16,241,913	574,476,460
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	13,788,124	227,228,281
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	6,843,621	236,652,428
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	4,266,299	235,115,726
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	3,627,753	233,191,953
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	7,560,170	238,296,552
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	14,438,252	470,831,402
Total		2,444,051,818
Total Equity Funds (Cost $1,477,932,157)		2,444,051,818

Exchange-Traded Fixed Income Funds 5.5%

Investment Grade 5.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	847,100	112,689,713
Vanguard Intermediate-Term Corporate Bond ETF	1,140,000	107,627,400
Total		220,317,113
Total Exchange-Traded Fixed Income Funds (Cost $218,262,368)		220,317,113

Fixed Income Funds 10.7%

Investment Grade 10.7%
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	4,046,310	40,098,934
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,642,023	40,025,832
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,745,615	28,801,504
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	6,442,510	72,413,819
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	8,064,216	86,690,318
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	1,455,255	14,421,580
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	13,434,057	149,655,391
Total		432,107,378
Total Fixed Income Funds (Cost $428,407,018)		432,107,378

Residential Mortgage-Backed Securities - Agency 11.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/19/2036	2.500%	111,100,000	115,717,594
10/19/2036- 10/14/2051	3.000%	205,988,000	216,023,386
10/14/2051	3.500%	111,500,000	117,970,048
Total Residential Mortgage-Backed Securities - Agency (Cost $450,434,676)			449,711,028

Options Purchased Puts 2.0%
Value ($)
(Cost $92,967,297)	78,719,450

Money Market Funds 19.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(a),(d)	799,216,217	799,136,295
Total Money Market Funds (Cost $799,107,096)		799,136,295
Total Investments in Securities (Cost: $3,467,110,612)		4,424,043,082
Other Assets & Liabilities, Net		(407,096,702)
Net Assets		4,016,946,380
At September 30, 2021, securities and/or cash totaling $56,002,970 were pledged as collateral.
Variable Portfolio – U.S. Flexible Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Growth Fund, September 30, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	4,488	12/2021	USD	964,415,100	—	(47,634,891)
U.S. Long Bond	511	12/2021	USD	81,360,781	—	(1,762,403)
U.S. Treasury 10-Year Note	218	12/2021	USD	28,690,844	—	(343,748)
U.S. Treasury 2-Year Note	152	12/2021	USD	33,448,313	—	(26,301)
U.S. Treasury 5-Year Note	424	12/2021	USD	52,042,688	—	(303,674)
U.S. Ultra Treasury Bond	188	12/2021	USD	35,919,750	—	(1,297,441)
Total					—	(51,368,458)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	1,271,585,808	2,952	3,400.00	12/16/2022	54,435,912	47,453,400
S&P 500 Index	JPMorgan	USD	357,525,820	830	3,300.00	12/16/2022	12,758,191	11,839,950
S&P 500 Index	JPMorgan	USD	379,063,520	880	3,200.00	12/16/2022	18,926,231	11,189,200
S&P 500 Index	JPMorgan	USD	99,073,420	230	3,500.00	12/16/2022	3,642,752	4,169,900
S&P 500 Index	JPMorgan	USD	86,150,800	200	3,600.00	12/16/2022	3,204,211	4,067,000
Total							92,967,297	78,719,450
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	587,336,282	949,966,815	(738,170,731)	3,929	799,136,295	—	(3,929)	367,313	799,216,217
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	240,260,436	601,265	(38,752,952)	26,150,267	228,259,016	—	11,983,192	—	2,887,162
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	26,520,019	—	(25,418,348)	(1,101,671)	—	—	1,101,487	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	89,352,453	—	(80,468,005)	(8,884,448)	—	—	8,694,363	—	—
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	489,081,287	41,152,143	(33,629,798)	77,872,828	574,476,460	—	3,912,470	—	16,241,913
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	26,313,985	15,493,243	(1,192,890)	(515,404)	40,098,934	—	(2,969)	560,777	4,046,310
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	21,689,436	21,633,022	—	(3,296,626)	40,025,832	1,699,596	—	736,936	3,642,023
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	49,820,436	151,638,482	(255,265)	26,024,628	227,228,281	—	11,270	—	13,788,124
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	237,845,337	509,198	(29,754,316)	28,052,209	236,652,428	—	8,327,794	—	6,843,621
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	25,991,990	3,776,081	(66,988)	(899,579)	28,801,504	443,132	(372)	571,049	2,745,615
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	86,747,060	6,288,545	(17,037,957)	(3,583,829)	72,413,819	1,492,244	220,549	1,633,159	6,442,510
2	Variable Portfolio – U.S. Flexible Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Growth Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	238,680,307	—	(19,004,747)	15,440,166	235,115,726	—	11,662,566	—	4,266,299
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	245,872,426	5,982,842	(15,443,699)	(3,219,616)	233,191,953	—	10,356,187	—	3,627,753
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	240,073,980	16,324,624	(44,088,271)	25,986,219	238,296,552	—	10,387,012	—	7,560,170
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	83,241,934	12,736,043	(3,600,485)	(5,687,174)	86,690,318	3,712,200	(19,372)	1,175,819	8,064,216
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	11,949,435	3,053,060	(25,179)	(555,736)	14,421,580	250,382	(873)	220,894	1,455,255
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	78,026,259	78,302,905	(695,532)	(5,978,241)	149,655,391	3,253,081	(38,495)	1,825,175	13,434,057
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	448,193,100	42,929,723	(63,701,286)	43,409,865	470,831,402	—	20,587,809	—	14,438,252
Total	3,226,996,162			209,217,787	3,675,295,491	10,850,635	87,178,689	7,091,122

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2021.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – U.S. Flexible Growth Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7060_12_L01_(11/21)